Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Class A Ordinary Shares	Class B Ordinary Shares	Additional paid-in capital	Statutory reserves	Accumulated other comprehensive income (loss)	Accumulated Retained earnings	Non- controlling interests	Total
Balance at Dec. 31, 2019		$ 4	$ 4	$ 75,575	$ 2,855	$ (4,886)	$ (2,384)	$ 1,539	$ 72,707
Balance (in Shares) at Dec. 31, 2019	[1]	38,120,000	41,880,000
Capital contribution from non-controlling shareholders								277	277
Net income							6,091	(48)	6,043
Statutory reserves					300		(298)	(2)
Dividend to non-controlling shareholders								(43)	(43)
Currency translation adjustments						5,362		33	5,395
Balance at Dec. 31, 2020		$ 4	$ 4	75,575	3,155	476	3,409	1,756	84,379
Balance (in Shares) at Dec. 31, 2020	[1]	38,120,000	41,880,000
Disposal of equity investment								(628)	(628)
Capital contribution from non-controlling shareholders								3,418	3,418
Net income							6,898	(254)	6,644
Statutory reserves					275		(275)
Dividend to non-controlling shareholders
Currency translation adjustments						2,072		13	2,085
Balance at Dec. 31, 2021		$ 4	$ 4	75,575	3,430	2,548	10,032	4,305	95,898
Balance (in Shares) at Dec. 31, 2021	[1]	38,120,000	41,880,000
Capital contribution from non-controlling shareholders
Net income							7,787	39	7,826
Dividend to non-controlling shareholders								(254)	(254)
Appropriations to statutory reserves					544		(544)
Currency translation adjustments						(8,157)		(227)	(8,384)
Balance at Dec. 31, 2022		$ 4	$ 4	$ 75,575	$ 3,974	$ (5,609)	$ 17,275	$ 3,863	$ 95,086
Balance (in Shares) at Dec. 31, 2022	[1]	38,120,000	41,880,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization.